Guarantor Condensed Consolidating Financial Statements - Condensed Consolidated Cash Flow (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	10 Months Ended	12 Months Ended		2 Months Ended	6 Months Ended		10 Months Ended	12 Months Ended		2 Months Ended	6 Months Ended		10 Months Ended	12 Months Ended		2 Months Ended	6 Months Ended		10 Months Ended	12 Months Ended		2 Months Ended	6 Months Ended		10 Months Ended	12 Months Ended		2 Months Ended	6 Months Ended		10 Months Ended	12 Months Ended		2 Months Ended	6 Months Ended
	Jun. 30, 2011 Predecessor [Member]	Nov. 03, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2009 Predecessor [Member]	Dec. 31, 2011 Successor [Member]	Jun. 30, 2012 Successor [Member]	Jun. 30, 2011 Parent Company [Member] Predecessor [Member]	Nov. 03, 2011 Parent Company [Member] Predecessor [Member]	Dec. 31, 2010 Parent Company [Member] Predecessor [Member]	Dec. 31, 2009 Parent Company [Member] Predecessor [Member]	Dec. 31, 2011 Parent Company [Member] Successor [Member]	Jun. 30, 2012 Parent Company [Member] Successor [Member]	Jun. 30, 2011 Kinetic Concepts, Inc. and KCI USA, Inc. Borrower [Member] Predecessor [Member]	Nov. 03, 2011 Kinetic Concepts, Inc. and KCI USA, Inc. Borrower [Member] Predecessor [Member]	Dec. 31, 2010 Kinetic Concepts, Inc. and KCI USA, Inc. Borrower [Member] Predecessor [Member]	Dec. 31, 2009 Kinetic Concepts, Inc. and KCI USA, Inc. Borrower [Member] Predecessor [Member]	Dec. 31, 2011 Kinetic Concepts, Inc. and KCI USA, Inc. Borrower [Member] Successor [Member]	Jun. 30, 2012 Kinetic Concepts, Inc. and KCI USA, Inc. Borrower [Member] Successor [Member]	Jun. 30, 2011 Guarantor Subsidiaries [Member] Predecessor [Member]	Nov. 03, 2011 Guarantor Subsidiaries [Member] Predecessor [Member]	Dec. 31, 2010 Guarantor Subsidiaries [Member] Predecessor [Member]	Dec. 31, 2009 Guarantor Subsidiaries [Member] Predecessor [Member]	Dec. 31, 2011 Guarantor Subsidiaries [Member] Successor [Member]	Jun. 30, 2012 Guarantor Subsidiaries [Member] Successor [Member]	Jun. 30, 2011 Non-Guarantor Subsidiaries [Member] Predecessor [Member]	Nov. 03, 2011 Non-Guarantor Subsidiaries [Member] Predecessor [Member]	Dec. 31, 2010 Non-Guarantor Subsidiaries [Member] Predecessor [Member]	Dec. 31, 2009 Non-Guarantor Subsidiaries [Member] Predecessor [Member]	Dec. 31, 2011 Non-Guarantor Subsidiaries [Member] Successor [Member]	Jun. 30, 2012 Non-Guarantor Subsidiaries [Member] Successor [Member]	Jun. 30, 2011 Eliminations [Member] Predecessor [Member]	Nov. 03, 2011 Eliminations [Member] Predecessor [Member]	Dec. 31, 2010 Eliminations [Member] Predecessor [Member]	Dec. 31, 2009 Eliminations [Member] Predecessor [Member]	Dec. 31, 2011 Eliminations [Member] Successor [Member]	Jun. 30, 2012 Eliminations [Member] Successor [Member]
Cash flows from operating activities:
Net earnings (loss)	$ 149,843	$ 190,938	$ 256,084	$ 228,702	$ (114,869)	$ (145,312)	$ 0	$ 0	$ 0	$ 0	$ (114,869)	$ (145,312)	$ (38,184)	$ (40,759)	$ (70,147)	$ 70,634	$ (134,273)	$ (257,763)	$ (89,403)	$ 2,687	$ (117,195)	$ 35,111	$ (29,005)	$ (110,270)	$ (178,322)	$ (139,737)	$ (218,904)	$ (71,903)	$ (50,775)	$ (254,511)	$ 455,752	$ 368,747	$ 662,330	$ 194,860	$ 214,053	$ 622,544
Adjustments to reconcile net earnings (loss) to net cash provided	86,618	297,030	96,637	158,819	37,295	227,244	0	0	0	0	299	989	182,227	61,984	515,557	270,751	(1,787,282)	202,308	(76,188)	253,684	(79,937)	(163,783)	1,296,975	(26,652)	22,538	101,886	(40,707)	(17,943)	591,299	824,642	(41,959)	(120,524)	(298,276)	69,794	(63,996)	(774,043)
Net cash provided (used) by operating activities	236,461	487,968	352,721	387,521	(77,574)	81,932	0	0	0	0	(114,570)	(144,323)	144,043	21,225	445,410	341,385	(1,921,555)	(55,455)	(165,591)	256,371	(197,132)	(128,672)	1,267,970	(136,922)	(155,784)	(37,851)	(259,611)	(89,846)	540,524	570,131	413,793	248,223	364,054	264,654	150,057	(151,499)
Cash flows from investing activities:
Net additions to property, plant and equipment	(73,076)	(103,017)	(75,252)	(89,851)	(29,850)	(46,535)	0	0	0	0	0	0	(46,576)	(81,054)	(52,187)	(89,989)	(38,479)	(17,254)	(2,827)	(7,161)	(9,309)	(9,940)	(6,360)	(12,796)	(63,070)	(68,851)	(91,537)	(161,402)	(46,262)	(50,696)	39,397	54,049	77,781	171,480	61,251	34,211
Dispositions of assets subject to leveraged lease, net		0	0	0	7,435			0			0			0			7,435			0			0			0			0			0			0
Business acquired in purchase transaction, net of cash acquired		0	0	(173)	0					0						0						(173)						0						0
Increase in identifiable intangible assets and other non-current assets	(17,364)	(19,640)	(18,680)	(62,894)	(1,217)	(2,825)	0	0	0	0	0	0	24	3	(6,011)	(161,886)	1,261,578	26	(7,084)	(5,209)	(424)	116,329	(1,248,161)	(2,962)	(10,304)	(14,434)	(12,245)	(14,586)	(103,896)	110	0	0	0	(2,751)	89,262	1
Cash used to acquire equity		0	0	0	(5,185,359)						0						(2,611,846)						(1,716,581)						(856,932)						0
Net cash used by investing activities	(90,440)	(122,657)	(93,932)	(152,918)	(5,208,991)	(49,360)	0	0	0	0	0	0	(46,552)	(81,051)	(58,198)	(251,875)	(1,381,312)	(17,228)	(9,911)	(12,370)	(9,733)	106,216	(2,971,102)	(15,758)	(73,374)	(83,285)	(103,782)	(175,988)	(1,007,090)	(50,586)	39,397	54,049	77,781	168,729	150,513	34,212
Cash flows from financing activities:
Capital contributions from limited partners	0	0	0	0	1,714,398	239					1,714,398	239					0	0					0	0					0	0					0	0
Distribution to limited partners		0	0	0	(543)						(543)						0						0						0						0
Proceeds from revolving credit facility		0	0	105,000	0					0						105,000						0						0						0
Repayments of long-term debt and capital lease obligations	(13,830)	(20,774)	(222,727)	(334,000)	(1,534,130)	(11,658)	0	0	0	0	0	0	(13,750)	(20,624)	(222,667)	(334,000)	(1,532,652)	(8,300)	0	0	0	0	(989)	0	(80)	(150)	(60)	0	(489)	(3)	0	0	0	0	0	(3,355)
Debt issuance costs	0					(111)						0						(111)						0						0						0
Proceeds from exercise of stock options and employee stock purchases	40,111	42,973	12,221	1,850		0	0	0	0	0			40,111	42,973	12,221	1,850			0	0	0	0			0	0	0	0			0	0	0	0
Proceeds from the purchase of stock in ESPP and other		8,059	6,540	5,938	0			0	0	0				8,059	6,540	5,938				0	0	0				0	0	0				0	0	0
Excess tax benefit from equity-based payment arrangements	2,082	2,439	1,505	1,214	0	0	0	0	0	0			2,082	2,439	1,505	1,214			0	0	0	0			0	0	0	0			0	0	0	0
Purchase of immature shares for minimum tax withholdings	(3,681)	(3,855)	(1,741)	(1,419)	0	0	0	0	0	0			(3,681)	(3,855)	(1,741)	(1,419)			0	0	0	0			0	0	0	0			0	0	0	0
KCI acquisition financing:
Proceeds from B1, B2, 2nd lien notes and unsecured notes			0	0
First quarter 2011 refinancing of senior credit facility:
Proceeds from senior credit facility - due 2016	146,012	146,012	0	0	0	0	0	0					146,012	146,012					0	0					0	0					0	0
Payments on senior credit facility - due 2013	(123,346)	(123,346)	0	0	0	0	0	0					(123,346)	(123,346)					0	0					0	0					0	0
Payment of debt issuance costs	(14,676)	(14,676)	0	0	0	0	0	0					(14,676)	(14,676)					0	0					0	0					0	0
Purchase of interest rate caps			0	0
Proceeds (payments) on intercompany loans	0	0	0	0	0	0	0	0	0	0	0	0	(25,000)	231,843	(151,000)	176,000	(449,648)	(105,245)	(24)	(178,883)	(2,960)	0	524,668	30,225	25,024	(77,960)	2,960	0	(75,020)	75,020	0	25,000	151,000	(176,000)	0	0
Settlement of convertible debt warrants		0	0	0	(280,220)						0						(280,220)						0						0						0
Settlement of convertible debt hedges		0	0	0	314,856						0						314,856						0						0						0
Proceeds (payments) on intercompany investments	0	0	0	0	0	0	0	0	0	0	(1,598,874)	144,084	89,404	206,351	122,185	25,032	179,279	225,223	180,599	(69,370)	211,568	21,509	1,179,453	122,455	183,187	190,291	259,082	210,842	540,712	(612,404)	(453,190)	(327,272)	(592,835)	(257,383)	(300,570)	120,642
Net cash provided (used) by financing activities	32,672	28,953	(204,202)	(221,417)	4,792,031	(11,530)	0	0	0	0	114,981	144,323	97,156	467,297	(232,957)	(20,385)	2,809,285	111,567	180,575	(248,253)	208,608	21,509	1,703,132	152,680	208,131	112,181	261,982	210,842	465,203	(537,387)	(453,190)	(302,272)	(441,835)	(433,383)	(300,570)	117,287
Effect of exchange rate changes on cash and cash equivalents	3,128	1,018	(1,141)	2,204	(1,925)	(720)	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	3,128	1,018	(1,141)	2,204	(1,925)	(720)	0	0	0	0	0	0
Net increase (decrease) in cash and cash equivalents	181,821	395,282	53,446	15,390	(496,459)	20,322	0	0	0	0	411	0	194,647	407,471	154,255	69,125	(493,582)	38,884	5,073	(4,252)	1,743	(947)	0	0	(17,899)	(7,937)	(102,552)	(52,788)	(3,288)	(18,562)	0	0	0	0	0	0
Cash and cash equivalents, beginning of period	316,603	316,603	263,157	247,767	711,885	215,426	0	0	0	0	0	411	228,763	228,763	74,508	5,383	636,234	142,652	4,252	4,252	2,509	3,456	0	0	83,588	83,588	186,140	238,928	75,651	72,363	0	0	0	0	0	0
Cash and cash equivalents, end of period	$ 498,424	$ 711,885	$ 316,603	$ 263,157	$ 215,426	$ 235,748	$ 0		$ 0	$ 0	$ 411	$ 411	$ 423,410		$ 228,763	$ 74,508	$ 142,652	$ 181,536	$ 9,325		$ 4,252	$ 2,509	$ 0	$ 0	$ 65,689		$ 83,588	$ 186,140	$ 72,363	$ 53,801	$ 0		$ 0	$ 0	$ 0	$ 0